Fair Value - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	¥ 5,287,441	¥ 5,414,550
Financing liabilities	7,589,741	7,720,985
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	214,237	173,302
Fair value [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	5,338,370	5,488,065
Financing liabilities	7,631,960	7,809,379
Fair value [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	¥ 214,237	¥ 173,302